GOODWILL (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)
Goodwill [Roll Forward]
Balance as of December 31, 2022	$ 54,740	[1]
Addition from acquisition (see Note 17)	(2,246)
Balance as of December 31, 2023	52,494	[1]
Satellite Networks [Member]
Goodwill [Roll Forward]
Balance as of December 31, 2022	30,188	[1]
Addition from acquisition (see Note 17)	(2,246)
Balance as of December 31, 2023	27,942	[1]
Integrated Solutions [Member]
Goodwill [Roll Forward]
Balance as of December 31, 2022	24,552	[1]
Addition from acquisition (see Note 17)	0
Balance as of December 31, 2023	$ 24,552	[1]

[1]	Net of accumulated impairment losses of $ 62,179.